Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (27,890)	$ (50,937)	$ (81,874)	$ (85,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,461	5,976	7,984	4,338
Loss on disposal of property and equipment	349	75	101	1
Unrealized (appreciation) depreciation on equity securities	(5,704)	(12,031)	6,290	2,675
Amortization of discount/premium of investments	251
Collaboration revenue recognized upon achievement of milestone			(3,591)
Equity in net loss of affiliate	390		274
Gain on previously held equity investment	(7,415)
Stock-based compensation expense	1,841	959	1,458	983
Contribution of services by shareholder	1,163	1,163	1,550	210
Shares issued to nonemployee members of the Board of Directors	100	85	93	9
Receivables:
Trade	(49)	(36)	(121)	33
Related parties	(4,207)	40	(93)	(239)
Other	(572)	932	1,015	(400)
Prepaid expenses and other	(628)	(535)	(413)	(772)
Other assets	(58)	514	658	(614)
Accounts payable	182	(984)	(1,229)	(388)
Accrued compensation and benefits	(167)	1,915	2,441	(2,249)
Other accrued liabilities	(300)	(936)	(806)	1,204
Deferred revenue	(6,091)	4,867	4,997	(2,245)
Related party payables	35	(249)	(180)	(215)
Other long term liabilities	(150)	(13)	(83)	1,191
Net cash used in operating activities	(43,459)	(49,195)	(61,529)	(81,758)
Cash flows from investing activities
Purchases of investments	(233,232)	(2)	(2)	(188)
Maturities of investments	15,498
Purchases of equity securities	(3,900)	(10,000)	(10,000)	(22,628)
Acquisition of business, net of cash received	512			(28,662)
Investment in affiliate			(6,000)
Purchases of property and equipment	(1,262)	(7,145)	(7,491)	(13,003)
Proceeds from sale of property and equipment	480	16	23	84
Issuance of related party note receivable	(300)		(200)
Proceeds from related party notes receivable	500	34	34	300
Net cash used in investing activities	(221,704)	(17,097)	(23,636)	(64,097)
Cash flows from financing activities
Proceeds from IPO, net of issuance costs	168,801
Settlement of fractional shares	(5)
Proceeds from issuance of subscriptions payable				7,440
Proceeds from short-term borrowings				15,000
Payments of capital lease obligations	(42)	(56)	(77)	(115)
Proceeds from long term debt	354
Payments of long term debt	(36)
Proceeds from stock option exercises	55	252	473	184
Payment of preferred stock issuance costs	(3,148)	(11)	(16)	(2,675)
Net cash provided by financing activities	315,979	50,745	75,940	148,111
Effect of exchange rate changes on cash and cash equivalents	3
Net increase (decrease) in cash and cash equivalents	50,819	(15,547)	(9,225)	2,256
Cash and cash equivalents
Beginning of period	10,403	19,628	19,628	17,372
End of period	61,222	4,081	10,403	19,628
Supplemental disclosure of cash flow information
Cash paid during the period for interest	50	8	12	18
Significant noncash financing and investing activities
Accretion of dividends on redeemable convertible preferred shares	18,391	16,291	21,994	13,868
Stock received as consideration for collaboration agreements	14,847	6,588	21,979	19,144
Stock received as consideration upon achievement of milestone			18,330
Accrued contribution to S & I Ophthalmic, LLC	5,000
Equity instruments issued in acquisitions				4,237
Purchases of equipment included in accounts payable and other accrued liabilities			24	2,231
Series D Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred shares				26,442
Significant noncash financing and investing activities
Conversion of liabilities into redeemable convertible preferred shares and conversion of redeemable convertible preferred shares, including accrued dividends, to common stock	79,078
Accretion of dividends on redeemable convertible preferred shares	2,827		4,328	3,971
Series E Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred shares		50,560	75,560	101,835
Significant noncash financing and investing activities
Conversion of liabilities into redeemable convertible preferred shares and conversion of redeemable convertible preferred shares, including accrued dividends, to common stock	219,332
Accretion of dividends on redeemable convertible preferred shares	7,931		10,465	3,621
Series F Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred shares	150,000
Significant noncash financing and investing activities
Conversion of liabilities into redeemable convertible preferred shares and conversion of redeemable convertible preferred shares, including accrued dividends, to common stock	150,075
Accretion of dividends on redeemable convertible preferred shares	3,224
Subscriptions Payable [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Significant noncash financing and investing activities
Conversion of liabilities into redeemable convertible preferred shares and conversion of redeemable convertible preferred shares, including accrued dividends, to common stock				2,500
Subscriptions Payable [Member] | Series E Redeemable Convertible Preferred Stock [Member]
Significant noncash financing and investing activities
Conversion of liabilities into redeemable convertible preferred shares and conversion of redeemable convertible preferred shares, including accrued dividends, to common stock		7,440	7,440
Short Term Borrowing [Member] | Series E Redeemable Convertible Preferred Stock [Member]
Significant noncash financing and investing activities
Conversion of liabilities into redeemable convertible preferred shares and conversion of redeemable convertible preferred shares, including accrued dividends, to common stock				15,165
Common Shares Issuable Upon Conversion of All Series Preferred [Member] | Common Stock [Member]
Significant noncash financing and investing activities
Conversion of liabilities into redeemable convertible preferred shares and conversion of redeemable convertible preferred shares, including accrued dividends, to common stock	$ 571,898